SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 10 Years

Schedule of operating segments, reporting units and reportable segments
The Company's operating segments, reporting units and reportable segments are as follows:

Operating Segment and Reporting Unit	Reportable Segment
Search & Applications	Search & Applications
Match	Match
HomeAdvisor	Local
CityGrid Media	Local
Connected Ventures	Media
DailyBurn	Media
Shoebuy	Other
Tutor	Other